ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Accounts receivables		2,094,704,129	2,386,356,664
Allowance for doubtful accounts		(445,956,167)	(673,671,445)	(179,746,165)	(378,888)
Accounts receivable, net	$ 272,353,761	1,648,747,962	1,712,685,219